CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 10 – CONVERTIBLE NOTES PAYABLE

On November 29, 2021, the Company entered into a securities purchase agreement with certain institutional investors (“Investors”). Pursuant to the securities purchase agreement, the Company sold, and the Investors purchased, approximately $37,714,966, which consisted of approximately $27,585,450 in cash and $4,762,838 of existing debt of the Company which was exchanged for the notes and warrants issued in this offering principal amount of senior secured convertible notes and 2,514,331 warrants valued at $36,516,852. The senior notes were issued with an original issue discount of 6%, bear interest at the rate of 6% per annum, and mature after 6 months, on May 30, 2022. The senior notes are convertible into shares of the Company’s common stock, par value $0.001 per share at a conversion price per share of $15.00, subject to adjustment under certain circumstances described in the senior notes. To secure its obligations thereunder and under the securities purchase agreement, the Company has granted a security interest over substantially all of its assets to the collateral agent for the benefit of the Investors, pursuant to a pledge and security agreement. Upon the listing of the common stock on a national exchange and certain other conditions being met, the senior notes issued in this offering will automatically convert into common stock at the conversion price set forth in the senior notes. The Company paid $2,200,000 and a warrant to purchase 200,000 shares of common stock valued at $2,904,697 as commission for the offering.

The maturity date of the senior notes was extended by the Company on May 27, 2022 from May 30, 2022 to November 30, 2022, which was accounted for as a debt modification. The maturity date of the senior notes may be extended by the holders under other circumstances specified therein. If the Company is unable to extend the senior notes or elects not to do so, the Company will be required to repay the senior notes through equity issuances, additional borrowings, cash flows from operations and/or other sources of liquidity. The warrants are exercisable for five (5) years to purchase an aggregate of 2,514,331 shares of common stock at an exercise price per share of $19.50, subject to adjustment under certain circumstances described in the warrants.

Upon the issuance of certain convertible notes, the Company determined that the features associated with the embedded conversion option embedded in the notes, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions. Upon the consummation of a 1:300 reverse split on February 17, 2022, the Company determined it had a sufficient number of authorized and unissued shares to cover all potential future conversion transactions and the derivative liabilities were eliminated.

On July 22, 2022, simultaneously with the listing of the Company’s common stock on Nasdaq, the Company issued 6,896,901 shares of common stock for the conversion of its senior secured convertible notes in the principal amount of $37,714,966 together with accrued interest in the amount of $1,470,884. The Company realized a gain on conversion of $2,625,378.

On September 12, 2022, in exchange for the waiver of liquidated damages in the amount of $2,726,022 due under the Registration Rights Agreement dated November 29, 2021, by and among the Company and certain of its convertible note and warrant holders party thereto, the Company reduced the exercise price of warrants to purchase 6,512,773 shares of common stock from $7.52 per share to $5.50 per share, in addition to issuing additional warrants to purchase 2,726,022 shares of common stock at $5.50 per share. The Company realized a deemed dividend of $462,556 as result of the repricing of certain warrants. The Company recorded an expense of $7,408,681 for the issuance of new warrants for the waiver of liquidated damages.

The maturity dates of the convertible notes outstanding at September 30, 2022:

Maturity Date	Principal Balance Due
November 30, 2022	$-
Total Principal Outstanding	$-

During the three months ended September 30, 2022, there was amortization of debt discount of $0. During the nine months ended September 30, 2022, there was amortization of debt discount of $31,255,497. As of September 30, 2022 and December 31, 2021, the remaining carrying value of the convertible notes was $0 and $6,459,469, net of unamortized debt discount of $0 and $31,255,497, respectively. As of September 30, 2022 and December 31, 2021, accrued interest payable of $0 and $192,191, respectively, was outstanding on the notes.

NOTE 10 – CONVERTIBLE NOTES PAYABLE

On December 17, 2018, the Company issued a secured convertible promissory note in the principal amount of $2,225,000 (including an original issuance discount of $225,000) that matured on December 17, 2019 and bears interest at a rate of 8% per annum (which increased to 22% on July 16, 2019 upon the occurrence of an event of default). The note is secured by the Security Agreement (as defined below). The investor has the right to convert the Outstanding Balance (as defined in the note) of the note at any time into shares of common stock of the Company at a conversion price of $105.00 per share, subject to adjustment. Commencing on June 17, 2019, the investor has the right to redeem all or any portion of the note; provided, however, the investor may not request redemption in an amount that exceeds $350,000 during any single calendar month; provided, further however, upon the occurrence of an event of default, the redemption amount in any calendar month may exceed $350,000. Payments on redemption amounts may be made in cash, by converting the redemption amount into shares of the Company’s common stock at a conversion price of the lesser of: (a) $105.00 per share, subject to adjustment; and (b) the Market Price (as defined in the note), or a combination thereof. Upon the occurrence of an event of default, the investor may accelerate the note pursuant to which the Outstanding Balance will become immediately due and payable in cash at the Mandatory Default Amount (as defined in the note). The Company is prohibited from effecting a conversion of the note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased by the investor up to, but not exceeding, 9.99%.

In connection with the December 2018 note, the Company also entered into a security agreement (the “Security Agreement”) on the closing date pursuant to which the Company granted the investor a security interest in the Collateral (as defined in the Security Agreement). On July 16, 2019, the Company received a notice from the noteholder indicating that events of default had occurred and asserting default penalties of $761,330. During the year ended December 31, 2019, the noteholder converted $345,000 of principal into an aggregate of 178,408 shares of common stock. During the year ended December 31, 2020, (i) the noteholder converted $37,000 of principal into an aggregate of 103,699 shares of common stock; and (ii) $1,049,329 of accrued interest was reclassified to the principal balance of this note. During the year ended December 31, 2021, the noteholder converted $13,345 of principal into an aggregate of 14,828 shares of common stock, having a fair value of $133,002, resulting in a reduction of the derivative liability by $118,778 and a loss on conversion of $880. On November 30, 2021, the Company paid $2,367,000 to settle the note, including (i) $2,878,985 in principal, (ii) $1,686,953 in accrued interest, and (iii) derivative liabilities of $5,087,057, resulting in a gain on settlement of $7,285,995. As of December 31, 2021 and 2020, the remaining carrying value of the note was $0 and $2,892,330, respectively, net of unamortized debt discount of $0 and $0, respectively. As of December 31, 2021 and 2020, accrued interest payable of $0 and $1,073,809, respectively, was outstanding on the note.

On January 25, 2019, the Company issued a convertible promissory note in the principal amount of $55,000 (including original issuance discount of $5,000) that matured July 25, 2019 and bearing a one-time interest fee of 10%. The investor has the right to convert the Outstanding Balance (as defined in the note) of the note at any time into shares of common stock of the Company at a conversion price of $22.50 per share, subject to adjustment. Upon maturity, payment may be made in cash, by converting the redemption amount into shares of the Company’s common stock at a conversion price of the lesser of: (a) $22.50 per share, subject to adjustment; and (b) the Market Price (as defined in the notes), or a combination thereof. Upon the occurrence of an event of default, the investor may accelerate the note pursuant to which the Outstanding Balance will become immediately due and payable in cash at the Mandatory Default Amount (as defined in the notes). The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased by the investor up to, but not exceeding, 9.99%. On May 19, 2021, the investor received a default judgment against the Company in the amount of $144,950. In accordance with the judgment, commencing May 19, 2021, the Company began accruing interest at the rate of 18% per annum. On June 17, 2021, the Company filed a motion to set aside default and motion for new trial asserting it was improperly served. On July 20, 2021, the court granted the Company’s motion finding and ordered a new trial of the matter.

On December 1, 2021, the Company paid $100,000 to settle the note and litigation, including (i) principal in the amount of $148,685, (ii) accrued interest of $32,415, and (iii) derivative liabilities of $190,132, resulting in a gain on settlement of $271,232. As of December 31, 2021 and 2020, the remaining carrying value of the notes was $0 and $55,000, net of unamortized debt discount of $0 and $0, respectively. As of December 31, 2021 and 2020, accrued interest payable of $0 and $92,600, respectively, was outstanding on the note. During the quarter ended December 31, 2020, this note was included in convertible notes payable on the consolidated balance sheet whereas it had been previously included in non-convertible notes payable.

From January to June 2019, the Company issued convertible promissory notes in the aggregate principal amount of $389,000 (including aggregate original issuance discount of $39,000) that matured at dates ranging from July 15, 2019 to June 6, 2020 and accruing interest at rates ranging from 5% to 12% per annum. The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $22.50 per share, subject to adjustment. Upon maturity, payment may be made in cash, by converting the redemption amount into shares of the Company’s common stock at a conversion price of the lesser of: (a) $22.50 per share, subject to adjustment; and (b) the Market Price (as defined in the notes), or a combination thereof. Upon the occurrence of an event of default, the investors may accelerate the note pursuant to which the Outstanding Balance will become immediately due and payable in cash at the Mandatory Default Amount (as defined in the notes). The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased by the investor up to, but not exceeding, 9.99%. In January 2020, one of the promissory notes was amended whereby the conversion price for $9,202 which is a portion of the principal amount of the note was amended to $0.12 per share.   The amendment was deemed a debt modification and accounted for accordingly. During the year ended December 31, 2019, the noteholders converted $31,180 of principal and $8,000 of accrued interest into an aggregate of 33,334 shares of common stock. During the year ended December 31, 2020, one of the holders converted $24,826 of principal into an aggregate of 116,687 shares of common stock; and one of the holders converted $168,820 of principal and $362,027 of accrued interest into 26.54237 shares of Series Y preferred shares having a stated value of $530,847, resulting in a reduction of the derivative liability by $719,416 and a gain on settlement of $719,416. During the year ended December 31, 2021, one of the holders converted $33,000 of principal and $1,185,200 of accrued interest into 60.91 shares of Series Y preferred shares having a stated value of $1,218,200, resulting in a reduction of the derivative liability by $936,405 and a gain on settlement of $936,405. As of December 31, 2021 and 2020, the remaining carrying value of the notes was $0 and $164,174, net of unamortized debt discount of $0 and $0, respectively. As of December 31, 2021 and 2020, accrued interest payable of $0 and $1,191,998, respectively, was outstanding on the notes.

On November 13, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $108,900, having an aggregate original issuance discount of $9,900, resulting in cash proceeds of $99,000. The notes matured on May 13, 2020 and accrue interest at a rate of 12% per annum. The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $3.00 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased if the Market Capitalization (as defined in the notes) falls below $2,500,000, but not exceeding, 9.99%. During the year ended December 31, 2020, two of the holders converted $72,600 of principal and $112,671 of accrued interest into 9.26353 shares of Series Y preferred shares having a stated value of $185,271, resulting in a reduction of the derivative liability by $301,257 and a gain on settlement of $301,257. On November 30, 2021, the Company paid $133,000 to redeem 4 shares of Series X preferred stock for $133,000 and settle the remaining note in the principal amount of $36,300, with accrued interest of $94,617, and a derivative liability of $145,859, resulting in a gain on debt settlement of $240,025 and a reduction in additional paid in capital of $96,250. As of December 31, 2021 and 2020, the remaining carrying value of the notes was $0 and $36,300, net of unamortized debt discount of $0 and $0, respectively. As of December 31, 2021 and 2020, accrued interest payable of $0 and $57,231, respectively, was outstanding on the notes.

On December 6, 2019, the Company issued convertible promissory notes in the aggregate principal amount of $110,000, having an aggregate original issuance discount of $10,000, resulting in cash proceeds of $100,000. The notes matured on June 6, 2020 and accrue interest at a rate of 12% per annum. The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $3.00 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased if the Market Capitalization (as defined in the notes) falls below $2,500,000, but not exceeding, 9.99%. During the year ended December 31, 2020, the holders converted $110,000 of principal and $123,451 of accrued interest into 11.67255 shares of Series Y preferred shares having a stated value of $233,451, resulting in a reduction of the derivative liability by $379,600 and a gain on settlement of $379,600. As of December 31, 2021 and 2020, the remaining carrying value of the notes was $0 and $0, net of unamortized debt discount of $0 and $0, respectively. As of December 31, 2021 and 2020, accrued interest payable of $0 and $0, respectively, was outstanding on the notes.

In December 2019, the Company and the holders of all of the outstanding Series A and Series B Preferred Shares (the “Preferred Shares”) entered into Exchange Agreements whereby 2,800 Series A Preferred Shares and 1,126 Series B Preferred Shares were canceled in exchange for the issuance of an aggregate of $3,500,000 and $1,548,250 of convertible promissory notes, respectively. The notes matured at dates ranging from December 24, 2019 to May 18, 2020 and accrue interest at a rate of 12% per annum. The investors have the right to convert the Outstanding Balance (as defined in the notes) of the notes at any time into shares of common stock of the Company at a conversion price of $1.50 per share, subject to adjustment. In the event of default, the Outstanding Balance shall immediately increase to 130% of the Outstanding Balance and a penalty of $100 per day shall accrue until the default is remedied. For a period of two years from the issuance date, in the event the Company issues or sells any additional common shares or common stock equivalents at a price less than the Conversion Price (as defined in the notes) then in effect (a “Dilutive Issuance”), the Conversion Price of the notes shall be reduced to the Dilutive Issuance Price and the number of shares issuable upon conversion shall be increased on a full ratchet basis. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 9.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note.  During the year ended December 31, 2019, the noteholders converted $185,500 of principal and $300 of accrued interest into an aggregate of 102,234 shares of common stock and 123,867 shares of common stock to be issued. During the year ended December 31, 2020, the noteholders converted $31,137 of principal and $128 of accrued interest into an aggregate of 20,844 shares of common stock; and the noteholders converted $4,793,113 of principal and $2,564,325 of accrued interest into 367.8719 shares of Series Y preferred shares having a stated value of $7,357,438, resulting in a reduction of the derivative liability by $89,648,951 and a gain on settlement of $89,648,951.  During the year ended December 31, 2021, a noteholder converted $38,500 of principal and $55,261 of accrued interest into 3.72667 shares of Series Y preferred shares having a stated value of $74,533, resulting in a reduction of the derivative liability by $3,880,958 and a gain on settlement of $3,900,186. As of December 31, 2021 and 2020, the remaining carrying value of the notes was $0 and $38,500, net of unamortized debt discount of $0 and $0, respectively. As of December 31, 2021 and 2020, accrued interest payable of $0 and $54,473, respectively, was outstanding on the notes.

From January to September 2020, the Company issued convertible promissory notes in the aggregate principal amount of $700,700, having an aggregate original issuance discount of $63,700, resulting in cash proceeds of $637,000. The notes mature from July 2020 to March 2021 and accrue interest at a rate of 12% per annum. During the first 180 days the notes are outstanding, the Company shall have the right to prepay the notes for an amount equal to 120% (during the first 90 days) or 135% (during the subsequent 90 days) of the Outstanding Balance (as defined in the notes) being prepaid. The investors have the right to convert the Outstanding Balance of the notes at any time into shares of common stock of the Company at a conversion price of $3.00 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. Notwithstanding the foregoing, upon the occurrence of an event of default, the conversion price for the April 2020 notes, having an aggregate original principal amount of $330,000, shall not be less than $0.30. The Company is prohibited from effecting a conversion of any note to the extent that, as a result of such conversion, the investor, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note, which beneficial ownership limitation may be increased if the Market Capitalization (as defined in the notes) falls below $2,500,000, but not exceeding, 9.99%. During the year ended December 31, 2020, the noteholders converted $700,700 of principal and $462,763 of accrued interest into 58.17315 shares of Series Y preferred shares having a stated value of $1,163,463, resulting in a reduction of the derivative liability by $1,885,194, a reduction in unamortized debt discount by $72,637 and a gain on settlement of $1,812,557. As of December 31, 2021 and 2020, the remaining carrying value of the notes was $0 and $0, net of unamortized debt discount of $0 and $0, respectively. As of December 31, 2021 and 2020, accrued interest payable of $0 and $13,844 was outstanding on the notes, respectively.

On December 15, 2020, $79,143 of accrued compensation owed to the Company’s Chief Financial Officer was settled by the issuance of a convertible note in the amount of $64,143, having a maturity date of June 15, 2021 and bearing interest of 12% per annum, resulting in a gain on settlement of accounts payable of $15,000. The holder has the right to convert the Outstanding Balance (as defined in the note) of the note at any time into shares of common stock of the Company at a conversion price of $27.00 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. As a result of the beneficial conversion feature of the note, unamortized debt discount of $64,143 was recognized with a corresponding increase in additional paid-in capital. On December 24, 2020, the holder converted $64,143 of principal into 3.20716 shares of Series Y preferred shares having a stated value of $64,143, resulting in a reduction in unamortized debt discount by $60,971 and a loss on settlement of $60,971. As of December 31, 2021 and 2020, the remaining carrying value of the note was $0 and $0, net of unamortized debt discount of $0 and $0, respectively. As of December 31, 2021 and 2020, accrued interest payable of $0 and $0 was outstanding on the note, respectively (See Note 18).

On November 29, 2021, the Company entered into a securities purchase agreement with certain institutional investors as purchasers. Pursuant to the securities purchase agreement, the Company sold, and the Investors purchased, approximately $37,714,966, which consisted of approximately $27,585,450 in cash and $4,762,838 of existing debt of the Company which was exchanged for the notes and warrants issued in this offering principal amount of senior secured convertible notes and 2,514,331 warrants valued at $36,516,852. The senior notes were issued with an original issue discount of 6%, bear interest at the rate of 6% per annum, and mature after 6 months, on May 30, 2022. The senior notes are convertible into shares of the Company’s common stock, par value $0.001 per shares at a conversion price per share of $15.00, subject to adjustment under certain circumstances described in the senior notes. To secure its obligations thereunder and under the securities purchase agreement, the Company has granted a security interest over substantially all of its assets to the collateral agent for the benefit of the Investors, pursuant to a pledge and security agreement. Upon the listing of the common stock on a national exchange and certain other conditions being met, the senior notes issued in this offering will automatically convert into Common Stock at the conversion price set forth in the senior notes. The Company paid to the placement agent $2,200,000 and a warrant to purchase 200,000 shares of common stock valued at $2,904,697 as commission for the offering.

The maturity date of the senior notes may be extended by the Company prior to the initial maturity date to November 30, 2022 if no equity conditions failure is occurring. The maturity date of the senior notes also may be extended by the holders under other circumstances specified therein. If the Company is unable to extend the senior notes or elects not to do so, the Company will be required to repay the Senior Notes through equity issuances, additional borrowings, cash flows from operations and/or other sources of liquidity. The warrants are exercisable for five (5) years to purchase an aggregate of 2,514,331 shares of Common Stock at an exercise price of $19.50, subject to adjustment under certain circumstances described in the warrants.

Upon the issuance of certain convertible notes, the Company determined that the features associated with the embedded conversion option embedded in the notes, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

The Company does not have enough authorized and unissued common shares to convert all of the convertible promissory notes into common shares. As a result of this authorized shares shortfall, all of the convertible notes payable, including those where the maturity date has not yet been reached, are in default. Accordingly, (i) interest has been accrued at the default interest rate, if applicable, and (ii) the embedded conversion option has been accounted for, at fair value, as a derivative liability (See Note 10).

The maturity dates of the convertible notes outstanding at December 31, 2021 are:

Maturity Date	Principal Balance Due
May 30, 2022 (may be extended by the Company to November 30, 2022)	$37,714,966
Total Principal Outstanding	$37,714,966

As of December 31, 2021 and 2020, the remaining carrying value of the convertible notes was $6,459,469 and $3,186,303, net of unamortized debt discount of $31,225,497 and $0, respectively. As of December 31, 2021 and 2020, accrued interest payable of $192,191 and $2,483,955, respectively, was outstanding on the notes.